Net (Loss) / Income per Share	12 Months Ended
Dec. 31, 2014
Net (Loss) / Income per Share [Abstract]
Net (Loss) / Income per Share
27.	Net (Loss) / Income per Share

The following table presents a reconciliation of basic and diluted net (loss) / income per share:

	For the Years Ended December 31,
	2014	2013	2012
Net loss from continuing operations	$(8,709,653)	$(15,364,030)	$(4,521,299)
Less: Net loss attributable to noncontrolling interests from continuing operations	(1,192,994)	(899,764)	(487,799)
Net loss attributable to Tri-Tech Holding Inc. shareholders from continuing operations	(7,516,659)	(14,464,266)	(4,033,500)

Net income attributable to Tri-Tech Holding Inc. shareholders from discontinued operations	1,186,570	531,106	1,769,426
Net loss attributable to Tri-Tech Holding Inc. shareholders	(6,330,089)	(13,933,160)	(2,264,074)
Weighted-average number of shares used to compute basic net (loss) / income per share	8,449,774	8,342,056	8,211,089
Weighted-average number of shares used to compute diluted net (loss) / income per share	8,449,774	8,342,056	8,211,089
Net loss from continuing operations per share – Basic and Diluted	$(0.89)	$(1.73)	$(0.49)
Net income from discontinued operations per share – Basic and Diluted	$0.14	$0.06	$0.21
Net loss per share – Basic and Diluted	$(0.75)	$(1.67)	$(0.28)

All warrants are having anti-dilutive effect due to the fact that the weighted average exercise price per share of these warrants is higher than the weighted average market price per share of ordinary shares during the years ended December 31, 2014, 2013 and 2012, respectively. The Company excludes potential ordinary shares in the diluted EPS computation in periods of losses from continuing operations, as their effect would be anti-dilutive. The number of options outstanding and the number of warrants outstanding as of December 31, 2014 was 905,816 and 261,368, respectively.